Current and long-term debt - CSSC Shipping lease financing (Details) $ in Thousands		1 Months Ended				2 Months Ended
	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Aug. 31, 2020 USD ($) vessel	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2017	Nov. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,436,224	$ 2,541,678
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings							1,948,592	3,145,623
CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 200
Sale leaseback, option to purchase period					4 years
Minimum ratio for fair value of vessels		125.00%
CSSC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings							119,165	132,957
CSSC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	4.60%
CSSC Scrubber Lease Financing and CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings						$ 81,700
Prepayments						$ 1,600
Finance Lease - CSSC Lease Financing, Amended and Restated | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 119,200	$ 133,000
Vessels | LR2 | Finance Lease - CSSC Lease Financing, Amended and Restated | STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		5
Increase (decrease) in notional amount		$ 11,800
Borrowings		$ 140,700							$ 128,900
Borrowings, option to extend		24 months
Increase (decrease) through cumulative catch-up adjustments to revenue arising from contract modification, contract liabilities		$ 2,900
Vessels | LR2 | Finance Lease - CSSC Lease Financing, Amended and Restated | London Interbank Offered Rate LIBOR plus margin | STI Gratitude, STI Gladiator, STI Gauntlet, STI Guide and STI Goal
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%
Vessels | LR2 | NPTI September Closing | CSSC Lease Financing | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	8
Borrowings, bareboat charter term	10 years
Ships to be installed with scrubbers | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel			1							7
Ships to be installed with scrubbers | LR2 | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel				8
Periodic payment per vessel		$ 200
Adjustment to interest rate basis			3.80%
Increase (decrease) in notional amount				$ 12,500
Borrowings			$ 1,600							$ 11,000
Sale leaseback transaction, term			2 years
Periodic borrowing payment amount			$ 300